Revenue - Summary of Rewards Earned By Retail Customers are Deducted From Revenue (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
REVENUE	₸ 2,532,156	₸ 1,913,490	₸ 1,270,592
Fee revenue	1,329,350	1,027,545	724,742
Interest revenue	1,082,668	833,516	574,426
Retail Revenue	163,134	68,807
Rewards	(54,225)	(39,578)	(44,960)
Other gains/(losses)	₸ 11,229	₸ 23,200	₸ 16,384